SERVICE INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	September 30,	December 31,
	2024	2023

Spare parts and consumables	$65,361	$66,615
Chemicals	34,657	31,819
Total	$100,018	$98,434